Duration of the actuarial liabilities of the plans sponsored - Other Similar Obligations (Details)	12 Months Ended
Dec. 31, 2021 yr
Cabesp [Member]
IfrsStatementLineItems [Line Items]
Plans	16.03
Bandepe [Member]
IfrsStatementLineItems [Line Items]
Plans	18.03
Free Clinic [Member]
IfrsStatementLineItems [Line Items]
Plans	12.28
Lifetime officers [Member]
IfrsStatementLineItems [Line Items]
Plans	9.36
Health officers [Member]
IfrsStatementLineItems [Line Items]
Plans	30.28
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Plans	8.04